Document and Entity Information Document	Apr. 04, 2020
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 03, 2020
Entity Registrant Name	LEXINGTON REALTY TRUST
Entity Central Index Key	0000910108
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q2
Amendment Flag	false
Entity Incorporation, State or Country Code	MD
Entity File Number	001-2386
Entity Tax Identification Number	13-3717318
Entity Address, Address Line One	One Penn Plaza, Suite 4015,
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10119-4015
City Area Code	212
Local Phone Number	692-7200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
NEW YORK STOCK EXCHANGE, INC. [Member] | Common Class A [Member]
Entity Information [Line Items]
Title of 12(b) Security	Shares of beneficial interest, par value $0.0001 per share, classified as Common Stock
Trading Symbol	LXP
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. [Member] | Series C Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	6.50% Series C Cumulative Convertible Preferred Stock, par value $0.0001 per share
Trading Symbol	LXPPRC
Security Exchange Name	NYSE